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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21978


                            Pioneer Series Trust VI
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

                 Pioneer Floating Rate Fund (RIC-US)
                 SCHEDULE OF INVESTMENTS  7/31/2007 (unaudited)

Shares  Float Rate                                                     Value

                 ASSET BACKED SECURITIES - 2.6 %
                 Energy - 1.5 %
                 Oil & Gas Equipment And Services - 1.5 %
500,000   8.37   Sevan Marine ASA, Floating Rate Note, 5/14/13 (1$    502,500
                 Total Energy                                    $    502,500
                 Transportation - 1.1 %
                 Airlines - 1.1 %
383,560          American Airline Corp., 7.377%, 5/23/19         $    349,039
                 Total Transportation                            $    349,039
                 TOTAL ASSET BACKED SECURITIES
                 (Cost  $881,642)                                $    851,539
                 CORPORATE BONDS - 9.1 %
                 Materials - 1.2 %
                 Diversified Metals & Mining - 1.2 %
350,000          FMG Finance, Ltd., 10.625%, 9/1/16 (144A)       $    400,750
                 Total Materials                                 $    400,750
                 Capital Goods - 1.5 %
                 Building Products - 1.5 %
500,000   9.61   Builders Firstsource, Inc., Floating Rate Note, $    492,500
                 Total Capital Goods                             $    492,500
                 Commercial Services & Supplies - 2.5 %
                 Diversified Commercial Services - 1.1 %
360,000   10.23  NCO Group, Inc., Floating Rate Note, 11/15/13 (1$    345,600
                 Environmental & Facilities Services - 1.4 %
500,000          Allied Waste North America, 6.875%, 6/1/17      $    465,000
                 Total Commercial Services & Supplies            $    810,600
                 Food Beverage & Tobacco - 2.2 %
                 Brewers - 2.2 %
700,000          Argentine Beverages, 7.375%, 3/22/12 (144A)     $    700,000
                 Total Food Beverage & Tobacco                   $    700,000
                 Health Care Equipment & Services - 0.1 %
                 Health Care Services - 0.1 %
50,000    8.76   Universal Hospital, Floating Rate Note, 6/1/15  $     46,625
                 Total Health Care Equipment & Services          $     46,625
                 Technology Hardware & Equipment - 1.5 %
                 Communications Equipment - 1.5 %
500,000          Mastec, Inc., 7.625%, 2/1/17                    $    492,500
                 Total Technology Hardware & Equipment           $    492,500
                 TOTAL CORPORATE BONDS
                 (Cost  $3,055,038)                              $  2,942,975
                 SENIOR SECURED FLOATING RATE LOAN INTEREST
                 Energy - 4.1 %
                 Oil & Gas Exploration & Production - 4.1 %
498,750   9.07   Concho Resources, Inc., 3.75%, 3/27/12          $    492,516
500,000   8.99   Sandridge Energy, Inc., 3.625%, 4/1/14               490,000
360,000          W&T Offshore, Inc., 2.25%, 5/26/10                   355,500
                                                                 $  1,338,016
                 Total Energy                                    $  1,338,016
                 Materials - 4.4 %
                 Paper Packaging - 2.9 %
995,000   7.11   Georgia-Pacific Corp., 2.0%, 12/20/12           $    942,584
                 Precious Metals & Minerals - 1.5 %
500,000          Inverness Medical Innovations, Inc., 2.0%, 6/20/$    475,000
                 Total Materials                                 $  1,417,584
                 Capital Goods - 3.0 %
                 Construction & Engineering - 3.0 %
1,000,00  10.32  Custom Building Products, Ltd., 5.0%, 4/20/12   $    960,000
                 Total Capital Goods                             $    960,000
                 Commercial Services & Supplies - 5.0 %
                 Commercial Printing - 1.3 %
13,759    7.11   Cenveo Resources, Inc., 2.0%, 6/21/13           $     13,777
412,759   7.11   Cenveo Resources, Inc., 1.75%, 6/21/13               413,275
                                                                 $    427,052
                 Diversified Commercial Services - 1.5 %
498,747   8.36   NCO Financial Systems, Inc., 3.0%, 5/15/13      $    493,759
                 Environmental & Facilities Services - 2.1 %
250,000          Synagro Technologies, Inc., 2.0%, 4/2/14        $    240,000
464,811   7.82   Waste Services, Inc., 2.5% 3/31/11                   450,867
                                                                 $    690,867
                 Total Commercial Services & Supplies            $  1,611,678
                 Transportation - 1.5 %
                 Railroads - 1.5 %
500,000   6.82   Kansas City Southern Railway Co., 1.50%, 4/28/13$    480,000
                 Total Transportation                            $    480,000
                 Consumer Durables & Apparel - 5.9 %
                 Apparel, Accessories & Luxury Goods - 3.0 %
1,000,00  7.11   Hanesbrand, Inc., 2.25%, 9/5/13                 $    969,688
                 Homebuilding - 2.9 %
497,500   8.11   LandSource, Inc., 2.75%, 2/13/13                $    468,479
500,000   9.86   LandSource, Inc., 4.5%, 2/22/14                      464,167
                                                                 $    932,646
                 Total Consumer Durables & Apparel               $  1,902,334
                 Consumer Services - 3.0 %
                 Casinos & Gaming - 3.0 %
83,325           New World Gaming Partners, Ltd., 2.50% 7/16/14  $     81,034
416,675          New World Gaming Partners, Ltd., 2.5% 7/16/14        405,216
218,623   6.88   Seminole Tribe of Florida, Inc., 1.5%, 2/20/14       210,698
64,777    3.81   Seminole Tribe of Florida, Inc.,1.5%, 3/5/14          62,429
216,599   6.88   Seminole Tribe of Florida, Inc., 1.5%, 3/5/14        208,747
                                                                 $    968,124
                 Total Consumer Services                         $    968,124
                 Media - 3.7 %
                 Broadcasting & Cable TV - 1.5 %
500,000   7.36   Charter Communication, Inc., 2.0%, 3/5/14       $    476,500
                 Movies & Entertainment - 2.2 %
500,000   7.36   LodgeNet Corp., 2.0%,  4/4/14                   $    489,584
250,000   7.34   MetroPCS Wireless, Inc., 2.25%, 6/26/14              245,000
                                                                 $    734,584
                 Total Media                                     $  1,211,084
                 Household & Personal Products - 4.3 %
                 Household Products - 4.3 %
500,000   9.57   Huish Detergents, Inc., 4.25%, 12/1/07          $    450,000
997,500   7.36   Yankee Candle Co., 2.0%, 2/6/14                      947,625
                                                                 $  1,397,625
                 Total Household & Personal Products             $  1,397,625
                 Health Care Equipment & Services - 10.0 %
                 Health Care Facilities - 6.0 %
500,000          CHS/Community Health Systmers, Inc., 2.25%, 7/13$    477,947
998,277   7.10   Psychiatric Solutions, Inc., 1.75%, 7/1/12           997,029
63,218    4.93   Sun Health Care Group, Inc., 2.0%, 1/15/08            62,744
80,460    5.26   Sun Health Care Group, Inc., 2.0%, 4/12/14            79,856
356,322   7.36   Sun Health Care Group, Inc., 2.0%, 4/12/14           353,649
                                                                 $  1,971,225
                 Health Care Services - 2.5 %
250,000          Hanger Orthopedic Group, Inc., 2.25%, 5/26/13   $    243,618
576,017   7.85   Healthsouth Corp., 2.5%, 3/10/13                     562,084
                                                                 $    805,702
                 Health Care Supplies - 1.5 %
500,000   11.50  Inverness Medical Innovations, Inc., 2.0% 6/26/1$    477,500
                 Total Health Care Equipment & Services          $  3,254,427
                 Pharmaceuticals & Biotechnology - 0.8 %
                 Pharmaceuticals - 0.8 %
250,000          Talecris Biotherapeutics Holdings Corp., 3.0%, 1$    245,313
                 Total Pharmaceuticals & Biotechnology           $    245,313
                 Diversified Financials - 11.3 %
                 Asset Management & Custody Banks - 0.7 %
250,000   7.57   Assest Acceptance Capital Corp., 2.0% 6/5/13    $    248,750
                 Consumer Finance - 0.7 %
250,000          Dollar Financial Corp., 2.75%, 10/30/12         $    242,969
                 Other Diversified Finance Services - 9.8 %
333,500          Fontaineblue Las Vegas, 3.25%, 5/17/14          $    321,202
166,500          Fontaineblue Resorts LLC, 3.25%, 5/17/14             160,360
500,000   10.36  J.G.Wentworth, 5.0%, 3/1/14                          493,750
901,719   7.36   MACH Gen LLC, 2.0%, 2/8/14                           875,118
93,750    7.36   MACH Gen LLC, 2.0%, 2/8/14                            90,984
500,000   10.36  Niagara Corp., 5.0%, 6/29/14                         501,250
248,746   7.36   Riverdeep Holdings, Ltd., 2.75%, 2/16/13             241,283
123,148   7.86   TNT Logistics, 0.10%, 11/4/13                        123,841
375,854   7.82   TNT Logistics, 2.5%, 11/4/13                         378,320
                                                                 $  3,186,108
                 Total Diversified Financials                    $  3,677,827
                 Insurance - 5.1 %
                 Insurance Brokers - 3.7 %
91,503    1.38   HUB International Holdings, Inc., 2.5%, 6/13/14 $     86,699
408,497   7.86   HUB International Holdings, Inc., 2.5%, 6/13/14      387,051
250,000   7.36   Riviera Holdings Corp., 2.0%, 6/8/14                 241,875
500,000   8.11   Usi Holdings Corp., 2.75%, 4/30/14                   475,000
                                                                 $  1,190,625
                 Multi-Line Insurance - 1.4 %
500,000   7.83   AmWins Group, Inc., 2.5%, 6/11/13               $    471,250
                 Total Insurance                                 $  1,661,875
                 Technology Hardware & Equipment - 11.9 %
                 Computer Storage & Peripherals - 1.5 %
497,500   7.36   SunGard Data Systems, Inc., 2.0%, 2/12/14       $    478,896
                 Electronic Equipment & Instruments - 6.0 %
500,000   8.37   Huawei-3Com Co., Ltd., 3.0%, 9/28/12            $    501,250
498,750   7.36   Itron, Inc., 2.0%, 4/18/14                           485,034
994,987   7.86   Sally Holdings, Inc., 2.5%, 11/18/13                 965,449
                                                                 $  1,951,733
                 Electronic Manufacturing Services - 4.4 %
841,611   7.13   Baldor Electric Co., 1.75%, 1/31/14             $    819,729
617,851   7.13   Mosaic Co., 1.75%, 12/1/13                           609,741
                                                                 $  1,429,470
                 Total Technology Hardware & Equipment           $  3,860,099

                 Semiconductors - 2.8 %
995,000   7.11   Freescale Semiconductor, Inc., 1.75%, 12/2/13   $    917,775
                 Total Semiconductors                            $    917,775
                 Telecommunication Services - 5.3 %
                 Alternative Carriers - 0.8 %
250,000          Paetec Holding Corp., 2.50%, 2/28/13            $    245,833
                 Wireless Telecommunication Services - 4.5 %
498,750   7.36   American Cellular Corp., 2.0%, 8/7/13           $    493,866
500,000   7.61   Knology, Inc., 2.25%, 4/30/12                        495,000
250,000   7.36   Leap Wireless, Inc., 2.0%, 6/16/13                   243,375
250,000   7.63   MetroPCS Wireless, Inc., 2.25%, 11/04/13             243,750
                                                                 $  1,475,991
                 Total Telecommunication Services                $  1,721,824
                 Utilities - 4.5 %
                 Independent Power Producer & Energy Traders - 4.5 %
997,500   7.61   Calpine Corp., 2.25%, 3/29/09                   $    969,030
91,924    7.11   NRG Energy, Inc., 2.5%, 6/8/14                        89,764
119,502   7.11   NRG Energy, Inc., 1.75%, 2/1/13                      115,718
287,852   7.11   NRG Energy, Inc., 1.75%, 2/1/13                      278,737
                                                                 $  1,453,249
                 Total Utilities                                 $  1,453,249
                 TOTAL SENIOR SECURED FLOATING RATE LOAN INTEREST
                 (Cost  $29,071,211)                             $ 28,078,834
                 TEMPORARY CASH INVESTMENTS - 10.2 %
                 COMMERCIAL PAPER - 10.2 %
700,000          Citigroup Funding, Inc., 5.33%, 8/1/07          $    700,000
1,120,000        Societe Generale, 5.34%, 8/1/07                    1,120,000
1,500,000        Dresdner Bank AG Grand Cayman, 5.35%, 8/1/07       1,500,000
                 TOTAL COMMERCIAL PAPER                          $  3,320,000
                 (Cost  $3,320,000)                              $  3,320,000
                 TOTAL INVESTMENT IN SECURITIES - 108.4%
                 (Cost  $36,327,891) (a)                         $ 35,193,348
                 OTHER ASSETS AND LIABILITIES - (8.4)%           $(2,715,269)
                 TOTAL NET ASSETS - 100.0%                       $ 32,478,079


*     Senior secured floating rate loan interests in which the Portfolio inves

NR     Not rated by either S&P or Moody's.

144A   Security is exempt from registration under Rule 144A of the Securities A

(a)     At April 30, 2007, the net unrealized gain on investments based on cost

            Aggregate gross unrealized gain for all investmen $    97,655

            Aggregate gross unrealized loss for all investmen  (1,232,198)

                 Net unrealized gain                          $ (1,134,543)

(b)         Debt obligation with a variable interest rate.
            Rate shown is rate at period end.




ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust VI

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date September 28, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date September 28, 2007



By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date September 28, 2007

* Print the name and title of each signing officer under his or her signature.